Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							120 Months Ended	33 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended			11 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aegean Oil S.A.	Dec. 31, 2011 Aegean Oil S.A.	Dec. 31, 2010 Aegean Oil S.A.	Dec. 31, 2009 Aegean Oil S.A.	Apr. 01, 2015 Aegean Oil S.A.	Dec. 31, 2012 Aegean Oil S.A. Mediterranean Vessel	Dec. 31, 2012 Aegean Shipping Management S.A.	Dec. 31, 2011 Aegean Shipping Management S.A.	Dec. 31, 2010 Aegean Shipping Management S.A.	Feb. 25, 2010 Aegean Shipping Management S.A. Mediterranean Vessel	Dec. 31, 2012 General Maritime Corporation	Dec. 31, 2011 General Maritime Corporation	Dec. 31, 2010 General Maritime Corporation	Dec. 18, 2009 Fairy Marine Ltd	Dec. 31, 2012 Fairy Marine Ltd	Dec. 31, 2011 Fairy Marine Ltd	Dec. 31, 2012 Aegean V	Dec. 31, 2011 Aegean V	Dec. 31, 2012 Melco S.A.	Dec. 31, 2012 Other related companies affiliated with the Chairman of the Board	Dec. 31, 2011 Other related companies affiliated with the Chairman of the Board	Dec. 31, 2012 Other related companies affiliated with founder or his relatives	Dec. 31, 2011 Other related companies affiliated with founder or his relatives	Dec. 31, 2010 Other related companies affiliated with founder or his relatives
Related Party Transaction [Line Items]
Number of service stations				560
Payment period								30 calendar days
Penalty on late payment								10.00%
Termination notice								12 months
Cost of marine petroleum products	$ 6,939,636	$ 6,668,622	$ 4,736,066	$ 455,476	$ 404,988	$ 303,620																$ 2,640
Sales of marine petroleum products	7,208,440	6,925,582	4,954,599	0	0	3,688				7,133	8,574	7,619		30,628	38,681	30,030						4,631
Trade payables to related companies	17,432	28,547		17,031	28,547																	401
Monthly fee for bunkering services per vessel							25
Bunkering services fees						1,000
Daily bareboat charter rate per vessel						0.5											0.2
Monthly management rate																	6
Daily time charter fee																	3.5
Bareboat charter revenue						627
Monthly management ISM code services revenue per vessel						10
Management services revenue related to ISM code						336
Due from related companies	15,248	16,128		3,508	849					4,713	6,417			1,757	3,593			62	1,253	4,367	2,791		329	281	512	944
Voyage revenues	22,726	22,775	7,261	542	588															8,141	7,019				72	255	0
Other payables to related companies	1,460	2,131		531	221						1,637														929	273
Vessel purchase price													17,000
Other revenues	27,794	17,108	9,775
Storage facility monthly hire rate									$ 35,000